5. Financial risk management (Details 5) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Risk Management Details 5
Liabilities	$ 24,244,043	$ 18,571,698
Less: cash and cash equivalents	(82,860)	(258,562)	$ (128,952)	$ (179,080)
Net debt	24,161,183	18,313,136
Total Equity	1,060,864	361,832	$ 1,525,053	$ 385,001
Total capital attributable to owners	$ 25,222,047	$ 18,674,968
Gearing ratio	95.79%	98.06%